Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Company's Financial Assets
The fair value of the Company’s financial assets by level within the fair value hierarchy were as follows (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3
Money market fund (cash equivalent)	$124,509	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities:
Commercial paper	—	50,904	—
Corporate debt	—	14,797	—
U.S. government agency	—	15,061	—
Asset-backed securities	—	3,007	—

Total assets measured at fair value	$124,708	$83,769	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Money market fund (cash equivalent)	$26,472	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities (1) :
Commercial paper	—	43,969	—
Corporate debt	—	17,072	—
U.S. government agency	—	5,053	—
Asset-backed securities	—	7,690	—

Total assets measured at fair value	$26,671	$73,784	$—

(1)	These items have been reclassified to conform to current period presentation.

The following table sets forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Money market fund (cash equivalent)	$26,472	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities	—	73,784	—

Total assets measured at fair value	$26,671	$73,784	$—

	December 31, 2020
	Level 1	Level 2	Level 3
Assets
Money market fund (long-term restricted cash)	$199	$—	$—

Total assets measured at fair value	$199	$—	$—